Shareholder Report, Holdings (Details)	Sep. 30, 2024
Ariel Fund (Investor Class) | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Ariel Fund (Investor Class) | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel Fund (Investor Class) | Adtalem Global Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ariel Fund (Investor Class) | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Ariel Fund (Investor Class) | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Ariel Fund (Investor Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Ariel Fund (Investor Class) | Royal Caribbean Cruises, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Fund (Investor Class) | Boyd Gaming Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Ariel Fund (Investor Class) | J.M. Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Fund (Investor Class) | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Ariel Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.14%
Ariel Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.72%
Ariel Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
Ariel Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Ariel Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Fund (Investor Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Ariel Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Ariel Fund (Investor Class) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Ariel Fund (Institutional Class) | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Ariel Fund (Institutional Class) | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel Fund (Institutional Class) | Adtalem Global Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ariel Fund (Institutional Class) | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Ariel Fund (Institutional Class) | Affiliated Managers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Ariel Fund (Institutional Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Ariel Fund (Institutional Class) | Royal Caribbean Cruises, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Fund (Institutional Class) | Boyd Gaming Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Ariel Fund (Institutional Class) | J.M. Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Fund (Institutional Class) | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Ariel Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.14%
Ariel Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.72%
Ariel Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
Ariel Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Ariel Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Ariel Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Ariel Fund (Institutional Class) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Ariel Appreciation Fund (Investor Class) | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Ariel Appreciation Fund (Investor Class) | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Ariel Appreciation Fund (Investor Class) | Mattel, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Ariel Appreciation Fund (Investor Class) | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Ariel Appreciation Fund (Investor Class) | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Ariel Appreciation Fund (Investor Class) | Stanley Black & Decker, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Ariel Appreciation Fund (Investor Class) | Interpublic Group of Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Ariel Appreciation Fund (Investor Class) | CarMax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Ariel Appreciation Fund (Investor Class) | Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Ariel Appreciation Fund (Investor Class) | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ariel Appreciation Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Ariel Appreciation Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%
Ariel Appreciation Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.96%
Ariel Appreciation Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
Ariel Appreciation Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Ariel Appreciation Fund (Investor Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Ariel Appreciation Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Ariel Appreciation Fund (Investor Class) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Ariel Appreciation Fund - Institutional Class | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Ariel Appreciation Fund - Institutional Class | Lazard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Ariel Appreciation Fund - Institutional Class | Mattel, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Ariel Appreciation Fund - Institutional Class | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Ariel Appreciation Fund - Institutional Class | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Ariel Appreciation Fund - Institutional Class | Stanley Black & Decker, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Ariel Appreciation Fund - Institutional Class | Interpublic Group of Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Ariel Appreciation Fund - Institutional Class | CarMax, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Ariel Appreciation Fund - Institutional Class | Core Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Ariel Appreciation Fund - Institutional Class | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Ariel Appreciation Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Ariel Appreciation Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.39%
Ariel Appreciation Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.96%
Ariel Appreciation Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
Ariel Appreciation Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Ariel Appreciation Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Ariel Appreciation Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Ariel Appreciation Fund - Institutional Class | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Ariel Focus Fund (Investor Class) | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Ariel Focus Fund (Investor Class) | J.M. Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Ariel Focus Fund (Investor Class) | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Ariel Focus Fund (Investor Class) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Ariel Focus Fund (Investor Class) | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Ariel Focus Fund (Investor Class) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Ariel Focus Fund (Investor Class) | Lockheed Martin Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Ariel Focus Fund (Investor Class) | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Ariel Focus Fund (Investor Class) | PHINIA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Ariel Focus Fund (Investor Class) | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Ariel Focus Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
Ariel Focus Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
Ariel Focus Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
Ariel Focus Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Ariel Focus Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Ariel Focus Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Ariel Focus Fund (Investor Class) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Ariel Focus Fund (Investor Class) | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Ariel Focus Fund (Investor Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Ariel Focus Fund (Institutional Class) | Mohawk Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Ariel Focus Fund (Institutional Class) | J.M. Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Ariel Focus Fund (Institutional Class) | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Ariel Focus Fund (Institutional Class) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Ariel Focus Fund (Institutional Class) | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Ariel Focus Fund (Institutional Class) | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Ariel Focus Fund (Institutional Class) | Lockheed Martin Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Ariel Focus Fund (Institutional Class) | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Ariel Focus Fund (Institutional Class) | PHINIA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Ariel Focus Fund (Institutional Class) | Resideo Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Ariel Focus Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
Ariel Focus Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.01%
Ariel Focus Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
Ariel Focus Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.96%
Ariel Focus Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Ariel Focus Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Ariel Focus Fund (Institutional Class) | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Ariel Focus Fund (Institutional Class) | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Ariel Focus Fund (Institutional Class) | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Ariel International Fund (Investor Class) | Michelin (CGDE) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
Ariel International Fund (Investor Class) | Check Point Software Technologies, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ariel International Fund (Investor Class) | Sanofi [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Ariel International Fund (Investor Class) | Bandai Namco Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Ariel International Fund (Investor Class) | Fresenius Medical Care AG & Company KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Ariel International Fund (Investor Class) | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel International Fund (Investor Class) | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Ariel International Fund (Investor Class) | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Ariel International Fund (Investor Class) | Endesa SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Ariel International Fund (Investor Class) | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Ariel International Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
Ariel International Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
Ariel International Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
Ariel International Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%
Ariel International Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Ariel International Fund (Investor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Ariel International Fund (Investor Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
Ariel International Fund (Investor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Ariel International Fund (Investor Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Ariel International Fund (Investor Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Ariel International Fund (Investor Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Ariel International Fund (Investor Class) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ariel International Fund (Investor Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Ariel International Fund (Investor Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ariel International Fund (Investor Class) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ariel International Fund (Investor Class) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ariel International Fund (Investor Class) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ariel International Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ariel International Fund (Investor Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ariel International Fund (Investor Class) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel International Fund (Investor Class) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ariel International Fund (Investor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Ariel International Fund (Institutional Class) | Michelin (CGDE) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
Ariel International Fund (Institutional Class) | Check Point Software Technologies, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ariel International Fund (Institutional Class) | Sanofi [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
Ariel International Fund (Institutional Class) | Bandai Namco Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Ariel International Fund (Institutional Class) | Fresenius Medical Care AG & Company KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Ariel International Fund (Institutional Class) | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ariel International Fund (Institutional Class) | KBC Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%
Ariel International Fund (Institutional Class) | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Ariel International Fund (Institutional Class) | Endesa SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Ariel International Fund (Institutional Class) | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Ariel International Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
Ariel International Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
Ariel International Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.74%
Ariel International Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%
Ariel International Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
Ariel International Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Ariel International Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
Ariel International Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Ariel International Fund (Institutional Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Ariel International Fund (Institutional Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Ariel International Fund (Institutional Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Ariel International Fund (Institutional Class) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ariel International Fund (Institutional Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Ariel International Fund (Institutional Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ariel International Fund (Institutional Class) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Ariel International Fund (Institutional Class) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ariel International Fund (Institutional Class) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ariel International Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ariel International Fund (Institutional Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ariel International Fund (Institutional Class) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel International Fund (Institutional Class) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ariel International Fund (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Ariel Global Fund (Investor Class) | Michelin (CGDE) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Ariel Global Fund (Investor Class) | Check Point Software Technologies, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Ariel Global Fund (Investor Class) | Sanofi [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Ariel Global Fund (Investor Class) | Fresenius Medical Care AG & Company KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Ariel Global Fund (Investor Class) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Ariel Global Fund (Investor Class) | JD.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Ariel Global Fund (Investor Class) | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Global Fund (Investor Class) | Taiwan Semiconductor Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Ariel Global Fund (Investor Class) | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Ariel Global Fund (Investor Class) | Allstate Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Ariel Global Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.07%
Ariel Global Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Ariel Global Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Ariel Global Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
Ariel Global Fund (Investor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%
Ariel Global Fund (Investor Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Ariel Global Fund (Investor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Ariel Global Fund (Investor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Ariel Global Fund (Investor Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Ariel Global Fund (Investor Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Ariel Global Fund (Investor Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ariel Global Fund (Investor Class) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ariel Global Fund (Investor Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ariel Global Fund (Investor Class) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ariel Global Fund (Investor Class) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel Global Fund (Investor Class) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Global Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Ariel Global Fund (Investor Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ariel Global Fund (Investor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Ariel Global Fund (Investor Class) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ariel Global Fund (Institutional Class) | Michelin (CGDE) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Ariel Global Fund (Institutional Class) | Check Point Software Technologies, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Ariel Global Fund (Institutional Class) | Sanofi [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Ariel Global Fund (Institutional Class) | Fresenius Medical Care AG & Company KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Ariel Global Fund (Institutional Class) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
Ariel Global Fund (Institutional Class) | JD.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
Ariel Global Fund (Institutional Class) | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Ariel Global Fund (Institutional Class) | Taiwan Semiconductor Manufacturing Company, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Ariel Global Fund (Institutional Class) | NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Ariel Global Fund (Institutional Class) | Allstate Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Ariel Global Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.07%
Ariel Global Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%
Ariel Global Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Ariel Global Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
Ariel Global Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.84%
Ariel Global Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Ariel Global Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Ariel Global Fund (Institutional Class) | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Ariel Global Fund (Institutional Class) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Ariel Global Fund (Institutional Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Ariel Global Fund (Institutional Class) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ariel Global Fund (Institutional Class) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ariel Global Fund (Institutional Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Ariel Global Fund (Institutional Class) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ariel Global Fund (Institutional Class) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ariel Global Fund (Institutional Class) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ariel Global Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Ariel Global Fund (Institutional Class) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ariel Global Fund (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Ariel Global Fund (Institutional Class) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%